UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22784

Dreyfus Municipal Bond Infrastructure Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	2/28
Date of reporting period:	08/31/2014

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus
Municipal Bond
Infrastructure Fund, Inc.

SEMIANNUAL REPORT August 31, 2014

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Statement of Investments
16	Statement of Assets and Liabilities
17	Statement of Operations
18	Statement of Cash Flows
19	Statement of Changes in Net Assets
20	Financial Highlights
21	Notes to Financial Statements
31	Proxy Results
32	Information About the Renewal of the Fund’s Management Agreement
41	Officers and Directors
FOR MORE INFORMATION
Back Cover

Dreyfus
Municipal Bond
Infrastructure Fund, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Municipal Bond Infrastructure Fund, Inc., covering the six-month period from March 1, 2014, through August 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Municipal bonds generally continued to gain ground over the past six months, reinforcing a rally that began earlier in the year when long-term interest rates moderated due to geopolitical and economic concerns.These developments drove prices of long-term municipal securities higher, and favorable supply-and-demand dynamics helped support yields when economic growth resumed in the second quarter. Meanwhile, improving economic fundamentals have enabled many states and municipalities to shore up their fiscal conditions.

While we remain cautiously optimistic regarding the municipal bond market’s prospects, we believe that selectivity is likely to become more important to investment success. Long-term rates could rise if, as we anticipate, the economy continues to accelerate. On the other hand, intensifying geopolitical turmoil and other factors could dampen the adverse effects of a stronger domestic economic recovery, and rising investor demand for tax-advantaged investments may continue to support municipal bond prices. Therefore, we suggest you talk regularly with your financial advisor to assess the potential impact of macroeconomic developments on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
September 15, 2014

DISCUSSION OF FUND PERFORMANCE

For the period March 1, 2014, through August 31, 2014, as provided by Daniel Rabasco and Jeffrey Burger, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended August 31, 2014, Dreyfus Municipal Bond Infrastructure Fund achieved a total return of 12.09% on a net-asset-value basis.1 Over the same period, the fund provided aggregate income dividends of $0.3750 per share, which reflects an annualized distribution rate of 6.29%.2

Municipal bonds rallied over the reporting period when long-term interest rates moderated, supply-and-demand dynamics proved favorable, and credit conditions improved.The fund’s results were supported in this environment by its long average duration, focus on lower rated securities, and leveraging strategy.

The Fund’s Investment Approach

Under normal circumstances, the fund seeks to provide as high a level of current income exempt from regular federal income tax as is consistent with the preservation of capital. The fund’s portfolio is composed principally of investments that finance the development, support, or improvement of America’s infrastructure.

The fund pursues its investment objective by investing at least 80% of its Managed Assets3 in municipal bonds issued to finance infrastructure sectors and projects in the United States. Also, under normal circumstances, the fund will invest at least 50% of its Managed Assets in investment grade municipal bonds, meaning that up to 50% of Managed Assets can be invested in below investment grade municipal bonds. Projects in which the fund may invest include (but are not limited to) those in the transportation, energy and utilities, social infrastructure, and water and environmental sectors. We focus on identifying undervalued sectors and securities and minimize the use of interest rate forecasting. We select municipal bonds using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies.

The fund employs leverage by issuing preferred stock and participating in tender option bond programs. The use of leverage can magnify gain and loss potential depending on market conditions.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Economic and Technical Forces Buoyed Municipal Bonds

Although longer term interest rates had reached a multi-year high toward the end of 2013, rates began to moderate and bond prices climbed in the months prior to the start of the reporting period. The fixed-income rally was sparked by renewed economic and geopolitical concerns in overseas markets and an economic soft patch in the United States caused by unusually harsh winter weather during the first quarter of 2014.The economic recovery got back on track in the spring, but favorable supply-and-demand dynamics kept long-term rates low. Supply-and-demand dynamics put additional downward pressure on municipal bond yields; less refinancing activity produced a reduced supply of newly issued securities over the first eight months of 2014, while, at the same time, demand intensified from investors seeking higher after-tax income.

The U.S. economic rebound resulted in better underlying credit conditions for many municipal issuers.Tax revenues increased, helping most states achieve budget surpluses. Isolated fiscal problems in Detroit and Puerto Rico were notable exceptions to the recovering credit environment.

The positive impact of these market conditions was especially pronounced among longer term and lower rated securities, which also benefited as income-oriented investors reached for more competitive yields in the low interest rate environment. In contrast, shorter term and higher rated municipal bonds generally lagged market averages.

Lower Rated, Longer Term Bonds Bolstered Performance

The fund participated fully in the municipal bond market’s rally during the reporting period. Performance was especially buoyed by revenue-backed bonds with lower credit ratings. Securities issued on behalf of hospitals, airports and industrial development projects fared particularly well.The fund also was aided by its long average duration and focus on municipal bonds with maturities of 25 years or more, which benefited substantially more than shorter term securities when yield differences narrowed along the market’s maturity range. The positive effects of these strategies were magnified by our leveraging strategy.

While disappointments proved relatively mild over the reporting period, the fund’s holdings of Puerto Rico bonds suffered credit-quality issues related to the U.S. territory’s struggling economy and financial challenges. By the reporting period’s end, we had taken advantage of periodic bouts of market strength to eliminate the fund’s Puerto Rico holdings.

Maintaining a Constructive Investment Posture

The U.S. economic recovery has gained momentum, but disappointing global growth recently drove longer term bond yields lower as investors flocked to traditional safe havens such as U.S.Treasury securities. In addition, technical factors in the municipal bond market have remained favorable, and yield spreads have remained steep compared to historical norms.Therefore, we have maintained a constructive investment posture designed to maximize current income, including an emphasis on lower rated and longer maturity bonds that meet our investment criteria.

September 15, 2014

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. High yield bonds are subject to increased and liquidity credit risk and are considered speculative in terms of the issuer’s perceived ability to pay interest on a timely basis and to repay principal upon maturity.

The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

1 Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share. Past performance is no guarantee of future results. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax for certain investors. Capital gains, if any, are fully taxable.
2 Annualized distribution rate per share is based upon dividends per share paid from net investment income during the period, annualized, divided by the market price per share at the end of the period, adjusted for any capital gain distributions.
3 “Managed Assets” of the fund means the fund’s total assets, including any assets attributable to effective leverage, minus certain defined accrued liabilities.

The Fund 5

STATEMENT OF INVESTMENTS

August 31, 2014 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—142.3%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—2.5%
Alabama Public School and
College Authority, Capital
Improvement Revenue	5.00	1/1/26	5,000,000		6,130,600
Arizona—6.1%
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	5,585,000		4,886,540
Pima County Industrial Development
Authority, Education Revenue
(Arizona Charter Schools
Refunding Project)	5.38	7/1/31	4,465,000		4,617,480
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	5,000,000		5,710,900
California—10.9%
California Statewide Communities
Development Authority, Revenue
(California Baptist University)	6.38	11/1/43	2,035,000		2,276,005
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	8,000,000		6,572,240
Long Beach Bond Finance Authority,
Natural Gas Purchase Revenue	5.50	11/15/37	5,000,000		6,083,950
Riverside County Transportation
Commission, Senior Lien
Toll Revenue	5.75	6/1/44	3,250,000	[a]	3,706,365
San Buenaventura,
Revenue (Community Memorial
Health System)	7.50	12/1/41	2,500,000		2,928,250
University of California Regents,
Medical Center Pooled Revenue	5.00	5/15/43	5,000,000		5,560,700
Colorado—4.2%
City and County of Denver,
Airport System
Subordinate Revenue	5.25	11/15/43	5,000,000	[a]	5,463,200

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Colorado (continued)
Colorado Health Facilities
Authority, Health Facilities
Revenue (The Evangelical
Lutheran Good Samaritan
Society Project)	5.63	6/1/43	2,000,000		2,231,680
Colorado Health Facilities
Authority, Revenue (Sisters of
Charity of Leavenworth
Health System)	5.00	1/1/44	2,500,000		2,776,425
District of Columbia—.8%
District of Columbia,
Revenue (Knowledge is Power
Program, District of
Columbia Issue)	6.00	7/1/43	1,700,000		1,944,613
Florida—3.9%
Broward County,
Airport System Revenue	5.00	10/1/42	3,750,000	[a]	4,144,575
Davie,
Educational Facilities Revenue
(Nova Southeastern
University Project)	5.63	4/1/43	4,805,000		5,417,926
Illinois—4.1%
Chicago,
Customer Facility Charge
Senior Lien Revenue (Chicago
O’Hare International Airport)	5.75	1/1/43	3,750,000	[a]	4,184,475
Chicago,
GO (Project and Refunding Series)	5.00	1/1/36	3,000,000		3,109,680
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue (University
of Illinois)	5.00	4/1/44	2,500,000		2,763,450
Indiana—6.9%
Indiana Finance Authority,
HR (The King’s Daughters’
Hospital and Health Services)	5.50	8/15/40	7,425,000		7,779,172

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Indiana (continued)
Indiana Finance Authority,
Private Activity Bonds (Ohio
River Bridges East End
Crossing Project)	5.00	7/1/40	5,000,000		5,296,300
Indiana Finance Authority,
Revenue (Baptist Homes of
Indiana Senior Living)	6.00	11/15/41	3,500,000		3,931,340
Iowa—4.3%
Iowa Finance Authority,
Midwestern Disaster Area
Revenue (Alcoa Inc. Project)	4.75	8/1/42	3,000,000		3,091,770
Iowa Finance Authority,
Midwestern Disaster Area
Revenue (Iowa Fertilizer
Company Project)	5.25	12/1/25	7,000,000		7,586,320
Kentucky—1.1%
Louisville/Jefferson County Metro
Government, Health System
Revenue (Norton Healthcare, Inc.)	5.75	10/1/42	2,370,000		2,685,281
Louisiana—3.1%
Louisiana Public Facilities
Authority, Dock and Wharf
Revenue (Impala Warehousing
LLC Project)	6.50	7/1/36	2,000,000	[a,b]	2,144,120
New Orleans,
Sewerage Service Revenue	5.00	6/1/44	2,000,000		2,203,420
New Orleans,
Water Revenue	5.00	12/1/34	1,000,000		1,109,600
New Orleans,
Water Revenue	5.00	12/1/44	2,000,000		2,185,260
Massachusetts—4.2%
Massachusetts Development Finance
Agency, Revenue (North Hill
Communities Issue)	6.50	11/15/43	2,000,000		2,088,440
Massachusetts Port Authority,
Special Facilities Revenue
(Delta Air Lines, Inc.
Project) (Insured; AMBAC)	5.00	1/1/27	8,210,000		8,219,934

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan—9.8%
Detroit,
Water Supply System Senior
Lien Revenue	5.25	7/1/41	3,750,000		3,948,712
Kent Hospital Finance Authority,
Revenue (Metropolitan
Hospital Project)	6.25	7/1/40	5,750,000		5,932,045
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/39	5,000,000		5,444,900
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Water
Supply System Revenue Senior
Lien Local Project Bonds)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/36	2,250,000		2,333,970
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/34	5,000,000		4,221,500
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; Build America
Mutual Assurance Company)	5.00	12/1/39	2,250,000	[a]	2,494,575
Missouri—2.4%
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(Saint Louis College of Pharmacy)	5.50	5/1/43	2,000,000		2,194,080
Saint Louis County Industrial
Development Authority, Senior
Living Facilities Revenue
(Friendship Village Sunset Hills)	5.00	9/1/42	3,500,000		3,676,540
New Jersey—4.8%
New Jersey Economic Development
Authority, Private Activity
Revenue (The Goethals Bridge
Replacement Project)	5.38	1/1/43	2,500,000		2,718,800

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental
Airlines, Inc. Project)	5.13	9/15/23	2,500,000	[a]	2,652,175
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental
Airlines, Inc. Project)	5.25	9/15/29	4,500,000	[a]	4,709,340
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	2,330,000		1,766,956
New York—16.4%
Deutsche Bank Spears/Lifers Trust
(Series DBE-1177)
Recourse (Metropolitan
Transportation Authority,
Transportation Revenue)	5.00	11/15/38	15,000,000	[a,b,c]	16,622,550
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project)
(Insured; AMBAC)	5.00	1/1/36	8,000,000		8,185,520
New York State Dormitory
Authority, Revenue (Saint
John’s University)	5.00	7/1/44	2,000,000		2,211,080
New York State Dormitory
Authority, State Personal Income
Tax Revenue (General Purpose)	5.00	3/15/32	5,000,000		5,835,850
Niagara Area Development
Corporation, Solid Waste
Disposal Facility Revenue
(Covanta Energy Project)	5.25	11/1/42	7,870,000		8,052,663
Ohio—6.4%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	6.25	6/1/37	7,000,000		5,887,490

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio (continued)
Muskingum County,
Hospital Facilities Revenue
(Genesis HealthCare System
Obligated Group Project)	5.00	2/15/44	7,000,000		7,004,620
Southeastern Ohio Port Authority,
Hospital Facilities Improvement
Revenue (Memorial Health System
Obligated Group Project)	6.00	12/1/42	3,000,000		3,090,150
Pennsylvania—10.5%
Clairton Municipal Authority,
Sewer Revenue	5.00	12/1/37	4,000,000		4,280,080
Clairton Municipal Authority,
Sewer Revenue	5.00	12/1/42	1,500,000		1,602,855
Deutsche Bank Spears/Lifers Trust
(Series DBE-1179) Recourse
(Pennsylvania Turnpike
Commission, Motor License
Fund-Enhanced Turnpike
Subordinate Special Revenue)	5.00	12/1/42	13,000,000	[a,b,c]	14,730,430
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	12/1/42	5,000,000	[a]	5,490,200
South Carolina—2.9%
South Carolina Jobs-Economic
Development Authority, Health
Facilities Revenue (The Lutheran
Homes of South Carolina, Inc.)	5.13	5/1/48	1,750,000		1,757,297
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.13	12/1/43	5,000,000		5,553,000
Texas—16.4%
Austin Convention Enterprises,
Inc., Convention Center Hotel
First Tier Revenue (Insured; XLCA)	5.00	1/1/34	5,000,000		5,076,800

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Clifton Higher Education Finance
Corporation, Education Revenue
(IDEA Public Schools)	6.00	8/15/43	1,500,000		1,747,770
Clifton Higher Education Finance
Corporation, Revenue
(Uplift Education)	4.25	12/1/34	2,000,000		2,000,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1182) Recourse
(Dallas and Fort Worth, Joint
Improvement Revenue
(Dallas/Fort Worth
International Airport))	5.00	11/1/45	15,000,000	[a,b,c]	15,864,150
JPMorgan Chase Putters/Drivers
Trust (Series 4314)
Non-recourse (Tarrant
County Cultural Education
Facilities Finance Corporation,
HR (Baylor Health Care
System Project))	5.00	11/15/20	7,410,000	[b,c]	8,188,191
North Texas Education Finance
Corporation, Education Revenue
(Uplift Education)	5.13	12/1/42	3,000,000		3,199,620
San Antonio,
General Improvement GO	5.00	2/1/21	1,500,000		1,817,175
Texas Transportation Commission,
Central Texas Turnpike System
First Tier Revenue	5.00	8/15/41	2,500,000	[a]	2,712,425
Virginia—7.6%
Lexington Industrial Development
Authority, Residential Care
Facilities Mortgage Revenue
(Kendal at Lexington)	5.50	1/1/37	5,400,000		5,481,108
Virginia Small Business Financing
Authority, Senior Lien Revenue
(95 Express Lanes LLC Project)	5.00	1/1/40	7,640,000	[a]	7,931,237

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Virginia (continued)
Virginia Small Business Financing
Authority, Senior Lien Revenue
(Elizabeth River Crossing
Opco, LLC Project)	5.50	1/1/42	5,000,000	[a]	5,454,450
Washington—2.2%
Washington Health Care Facilities
Authority, Revenue (Providence
Health and Services)	5.00	10/1/42	5,000,000		5,526,100
Wisconsin—9.4%
Public Finance Agency of
Wisconsin, Senior Airport
Facilities Revenue (Transportation
Infrastructure Properties, LLC
Obligated Group)	5.00	7/1/42	5,000,000	[a]	5,110,250
Public Finance Authority of
Wisconsin, Senior Living
Revenue (Rose Villa Project)	4.50	11/15/20	1,500,000		1,515,615
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.25	4/15/35	5,000,000		5,536,600
Wisconsin Health and Educational
Facilities Authority, Revenue
(Beaver Dam Community
Hospitals, Inc.)	5.25	8/15/34	5,700,000		6,068,505
Wisconsin Health and Educational
Facilities Authority, Revenue
(Sauk-Prairie Memorial
Hospital, Inc. Project)	5.38	2/1/48	5,000,000		5,110,150
U.S. Related—1.4%
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.50	7/1/43	3,000,000		3,354,600
Total Long-Term Municipal Investments
(cost $330,926,374)					352,922,135

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investment—.4%	Rate (%)	Date	Amount ($)	Value ($)
Michigan;
University of Michigan Regents,
General Revenue
(cost $1,000,000)	0.01	9/2/14	1,000,000 [d]	1,000,000
Total Investments (cost $331,926,374)			142.7%	353,922,135
Liabilities, Less Cash and Receivables			(12.5%)	(30,893,595)
VMTPS, at liquidation value			(30.2%)	(75,000,000)
Net Assets Applicable to Common Shareholders			100.0%	248,028,540

VMTPS–Variable Rate Municipal Term Preferred Shares

a At August 31, 2014, the fund had $103,414,517 or 41.7% of net assets applicable to Common Shareholders invested in securities whose payment of principal and interest is dependent upon revenues generated from transportation.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At August 31, 2014, these securities were valued at $57,549,441 or 23.2% of net assets applicable to Common Shareholders.
c Collateral for floating rate borrowings.
d Variable rate demand note—rate shown is the interest rate in effect at August 31, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Transportation Services	41.7	Special Tax	4.8
Health Care	22.2	Utility-Electric	4.5
Education	13.8	Industrial Development	3.3
Industrial	12.9	Pollution Control	3.3
Hospital	10.6	Utility-Gas	2.5
Utility-Water and Sewer	8.5	City	2.0
Tobacco	6.7	Asset-Backed	.7
Retirement	5.2		142.7

† Based on net assets applicable to Common Shareholders.

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

The Fund 15

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	331,926,374	353,922,135
Cash		5,839,885
Interest receivable		4,155,858
Receivable for investment securities sold		1,321,947
Deferred VMTPS offering costs—Note 1(f)		489,848
Prepaid expenses		31,172
		365,760,845
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		208,424
Payable for floating rate notes issued—Note 3		36,805,000
Payable for investment securities purchased		4,304,067
Dividends payable to Common Shareholders		1,148,874
Interest and expense payable related to
floating rate notes issued—Note 3		108,880
Interest expense payable on VMTPS—Note 1(f)		82,932
Accrued expenses		74,128
		42,732,305
VMTPS, $.001 par value per share (750 shares issued and
outstanding at $100,000 per share liquidation value)—Note 1		75,000,000
Net Assets applicable to Common Shareholders ($)		248,028,540
Composition of Net Assets ($):
Common Stock, par value, $.001 per share
(18,381,981 shares issued and outstanding)		18,382
Paid-in capital		262,715,065
Accumulated undistributed investment income—net		1,675,161
Accumulated net realized gain (loss) on investments		(38,375,829)
Accumulated net unrealized appreciation
(depreciation) on investments		21,995,761
Net Assets applicable to Common Shareholders ($)		248,028,540
Shares Outstanding
(250 million shares authorized)		18,381,981
Net Asset Value, per share of Common Stock ($)		13.49

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2014 (Unaudited)

Investment Income ($):
Interest Income	8,960,266
Expenses:
Management fee—Note 2(a)	1,147,142
VMTPS interest expense and fees—Note 1(f)	496,479
Interest and expense related to floating rate notes issued—Note 3	176,390
Amortization of VMTPS offering costs—Note 1(f)	58,558
Professional fees	40,489
Directors’ fees and expenses—Note 2(c)	38,373
Registration fees	19,955
Custodian fees—Note 2(b)	11,891
Redemption and paying agent fees—Note 2(b)	8,125
Shareholders’ report	7,384
Shareholder servicing costs	3,457
Miscellaneous	39,032
Total Expenses	2,047,275
Investment Income—Net	6,912,991
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments	(11,345,489)
Net unrealized appreciation (depreciation) on investments	31,035,316
Net Realized and Unrealized Gain (Loss) on Investments	19,689,827
Net Increase in Net Assets Applicable to Common
Shareholders Resulting from Operations	26,602,818

See notes to financial statements.

The Fund 17

STATEMENT OF CASH FLOWS

Six Months Ended August 31, 2014 (Unaudited)

Cash Flows from Operating Activities ($):
Interest received	9,070,989
Operating expenses paid	(1,300,070)
Purchases of long-term portfolio securities	(27,554,467)
Net purchases of short-term portfolio securities	1,500,000
Proceeds from sales of long-term portfolio securities	30,940,231
		12,656,683
Cash Flows from Financing Activities ($):
Dividends paid to Common Shareholders	(6,893,244)
VMTPS interest expense paid	(487,438)
Interest and expense related to floating rate notes issued paid	(161,561)	(7,542,243)
Increase in cash		5,114,440
Cash at beginning of period		725,445
Cash at end of period		5,839,885
Reconciliation of Net Increase in Net Assets Applicable to
Common Shareholders Resulting from Operations to
Net Cash Provided In Operating Activities ($):
Net Increase in Net Assets Applicable to Common
Shareholders Resulting From Operations		26,602,818
Adjustments to reconcile net increase in net assets applicable to common shareholders resulting from operations to
net cash provided in operating activities ($):
Decrease in investments in securities, at cost		14,400,140
Increase in receivable for investment securites sold		(437,955)
Increase in payable for investment securities purchased		2,269,068
Increase in interest receivable		(45,566)
Decrease in accrued expenses		(35,205)
Decrease in prepaid expenses		24,713
Increase in due to The Dreyfus Corporation and affiliates		26,270
Interest and expense related to floating rate notes issued		176,390
VMTPS interest expense and fees		496,479
Amortization of VMTPS offering costs		58,558
Net unrealized appreciation on investments		(31,035,316)
Net amortization of premiums on investments		156,289
Net Cash Provided In Operating Activities		12,656,683

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2014	Year Ended
	(Unaudited)	February 28, 2014[a]
Operations ($):
Investment income—net	6,912,991	10,861,789
Net realized gain (loss) on investments	(11,345,489)	(27,082,904)
Net unrealized appreciation
(depreciation) on investments	31,035,316	(9,039,555)
Net Increase (Decrease) in Net Assets
Applicable to Common Shareholders
Resulting from Operations	26,602,818	(25,260,670)
Dividends to Common Shareholders from ($)
Investment income—net	(6,893,243)	(9,190,990)
Capital Stock Transactions ($):
Net proceeds from shares of Common Stock sold	—	263,221,875
Offering costs charged to paid in capital	—	(551,250)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	—	262,670,625
Total Increase (Decrease) in Net Assets
Applicable to Common Shareholders	19,709,575	228,218,965
Net Assets ($):
Beginning of Period	228,318,965	100,000
End of Period	248,028,540	228,318,965
Undistributed investment income—net	1,675,161	1,655,413
Capital Share Transactions (Common Shares):
Increase in Common Shares Outstanding
as a result of Shares sold	—	18,381,981

a From April 26, 2013 (commencement of operations) to February 28, 2014.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (Unaudited)

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements, and with respect to common stock, market price data for the fund’s common shares.

	Six Months Ended
	August 31, 2014	Period Ended
	(Unaudited)	February 28, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.42	14.33 [b]
Investment Operations:
Investment income—net[c]	.38	.60
Net realized and unrealized
gain (loss) on investments	1.07	(1.98)
Total from Investment Operations	1.45	(1.38)
Distributions to Common Shareholders:
Dividends from investment income—net	(.38)	(.50)
Offering costs charged to paid-in capital	—	(.03)
Net asset value, end of period	13.49	12.42
Market value, end of period	11.92	11.29
Total Return (%)[d,e]	9.03	(21.13)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[f]	1.70	1.65
Ratio of net expenses to average net assets[f]	1.70	1.65
Ratio of interest and expense related
to floating rate notes issued and VMTPS
interest expense and fees to average net assets[f]	.56	.52
Ratio of net investment income
to average net assets[f]	5.76	5.83
Portfolio Turnover Rate[e]	9.78	70.72
Asset coverage of VMTPS, end of period	431	404
Net Assets Applicable to Common Shareholders,
end of period ($ x 1,000)	248,029	228,319
VMTPS outstanding, end of period ($ x 1,000)	75,000	75,000
Floating Rate Notes outstanding ($ x 1,000)	36,805	36,805

a From April 26, 2013 (commencement of operations) to February 28, 2014.
b Reflects a deduction of $.675 per share sales load from the initial offering price of $15.00 per share.
c Based on average common shares outstanding.
d Calculated based on market value.
e Not annualized.
f Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Municipal Bond Infrastructure Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified closed-end management investment company. The fund’s investment objective is to seek to provide as high a level of current income exempt from regular federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Standish Mellon Asset Management Company LLC (“Standish”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser. The fund’s Common Stock trades on the New York Stock Exchange (the “NYSE”) under the ticker symbol DMB.

The fund has outstanding 750 shares of VMTPS, with a liquidation preference of $100,000 per share (plus an amount equal to accumulated but unpaid dividends upon liquidation) and a stated mandatory redemption date of July 29, 2018, which are not registered under the Act.The fund is subject to a Redemption and Paying Agent Agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, with respect to the VMTPS.

The fund is subject to certain restrictions relating to the VMTPS. Failure to comply with these restrictions could preclude the fund from declaring any distributions to shareholders of Common Stock (“Common Shareholders”) or repurchasing common shares and/or could trigger the mandatory redemption of VMTPS at liquidation value.Thus, redemptions of VMTPS may be deemed to be outside of the control of the fund. In addition, the VMTPS have a mandatory redemption date of July 29, 2018. The fund will have the right to

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

request that the holders of 100% of the aggregate outstanding amount of the VMTPS, in their sole and absolute discretion, extend the term of the Term Redemption Date for an additional 364 day period.

The holders of VMTPS, voting as a separate class, have the right to elect at least two directors.The holders of VMTPS will vote as a separate class on certain other matters, as required by law. The fund has designated Nathan Leventhal and Benaree Pratt Wiley as Directors to be elected by the holders of VMTPS.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of August 31, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	—	353,922,135	—	353,922,135
Liabilities ($)
Floating Rate Notes††	—	(36,805,000)	—	(36,805,000)
VMTPS	—	(75,000,000)	—	(75,000,000)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At August 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to Common Shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

For Common Shareholders who elect to receive their distributions in additional shares of the fund, in lieu of cash, such distributions will be reinvested at the lower of the market price or net asset value per share (but not less than 95% of the market price) in additional shares of the fund unless they opt-out of the dividend reinvestment plan, in which case they will receive all distributions in cash. If market price is equal to or exceeds net asset value, shares will be issued at a per share rate equal to the greater of (i) the net asset value or (ii) 95% of the closing market price per share of Common Stock on the payment date. If net asset value exceeds market price or if a cash dividend only is declared, Computershare Shareowner Services LLC, the fund’s transfer agent, will buy fund shares in the open market.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

On August 4, 2014, the Board declared a cash dividend of $.0625 per share from investment income-net, payable on September 2, 2014 to Common Shareholders of record as of the close of business on August 18, 2014.

(d) Dividends to shareholders of VMTPS: Dividends on VMTPS are normally declared daily and paid monthly.The Applicable Rate is equal to the rate per annum that results from the sum of the (a) Applicable Base Rate and (b) Ratings Spread as determined pursuant to the Applicable Rate Determination for the VMTPS on the Rate Determination Date immediately preceding such Subsequent Rate Period. The Applicable Rate of the VMTPS was equal to the sum of 1.25% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index rate of .05% on August 28, 2014. The dividend rate as of August 31, 2014 for the VMTPS was 1.30%.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2014, the fund did not incur any interest or penalties.

The tax year for the period ended February 28, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010

(“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The fund has an unused capital loss carryover of $27,080,552 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to February 28, 2014. These post-enactment short-term capital losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended February 28, 2014 was as follows: tax-exempt income $9,190,990. The tax character of current year distributions will be determined at the end of the current fiscal year.

(f) VMTPS: In the fund’s Statement of Assets and Liabilities,VMTPS aggregate liquidation preference is shown as a liability since they have a stated mandatory redemption date of July 29, 2018. Dividends paid toVMTPS are treated as interest expense and recorded as incurred. For the period ended August 31, 2014, interest expense related to VMTPS amounted to $496,479 and is included in “VMTPS interest expense and fees” in the Statement of Operations.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .65% of the value of the fund’s daily total assets, including any assets attributable to effective leverage, minus certain defined accrued liabilities (the “Managed Assets”) and is payable monthly.

Pursuant to a sub-investment advisory agreement between Dreyfus and Standish, Dreyfus pays Standish a monthly fee at the annual rate of .27% of the value of the fund’s average daily Managed Assets.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) The fund compensates The Bank of New York Mellon, a wholly-owned subsidiary of Dreyfus, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets and transaction activity. During the period ended August 31, 2014, the fund was charged $11,891 pursuant to the custody agreement.

The fund has an arrangement with the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a Redemption and Paying Agent Agreement for providing certain transfer agency and payment services with respect to the VMTPS for the fund. During the period ended August 31, 2014, the fund was charged $8,125 for the services provided by the Redemption and Paying Agent. These fees are included in Redemption and paying agent fees in the Statement of Operations.

During the period ended August 31, 2014, the fund was charged $2,680 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $196,723, custodian fees $10,384, Redemption and Paying Agent fees $625 and Chief Compliance Officer fees $692.

(c) Each Board member also serves as a board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2014, amounted to $29,823,535 and $31,378,186, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the”Trust”).The Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”).A residual interest tax-exempt security is also created by the Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Trust, after payment of interest on the other securities and various expenses of the Trust. An inverse floater security may also be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis.These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event.When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates.When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Trust.A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, the fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended August 31, 2014, was $36,805,000, with a related weighted average annualized interest rate of .95%.

VMTPS: The average amount of borrowings outstanding for the VMTPS during the period ended August 31, 2014, was $75,000,000, with a related weighted average annualized interest rate of 1.31%.

At August 31, 2014, accumulated net unrealized appreciation on investments was $21,995,761, consisting of $24,239,619 gross unrealized appreciation and $2,243,858 gross unrealized depreciation.

At August 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

PROXY RESULTS (Unaudited)

Common Shareholders and holders of VMTPS voted together as a single class (except as noted below) on the following proposal presented at the annual shareholders’ meeting held on August 7, 2014.

		Shares
	For		Authority Withheld
To elect two Class I Directors:†
Gordon J. Davis	16,172,701		342,417
Roslyn M. Watson	16,200,077		315,041
To elect three Class II Directors:††
J. Charles Cardona	16,214,648		300,470
Robin A. Melvin	16,212,243		302,875
Nathan Leventhal††††	750		—
To elect three Class III Directors:†††
Joseph S. DiMartino	16,182,481		332,637
Isabel P. Dunst	16,068,593		446,525
Benaree Pratt Wiley††††	750		—

†	The terms of these Directors expire in 2015.
††	The terms of these Directors expire in 2016.
†††	The terms of these Directors expire in 2017.
††††	Elected solely by VMTPS holders; Common Shareholders not entitled to vote.

The Fund 31

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board held on July 15-16, 2014, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Standish (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, a majority of whom are not “interested persons” (as defined in the Act) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus representatives noted that the fund is a closed-end fund without daily inflows and outflows of capital, and provided the fund’s asset size. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to intermediaries and shareholders.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), for the one-year period ended May 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board noted that the fund had commenced operations on April 26, 2013. The Board discussed the results of the comparisons and noted that the fund’s total return performance, on both a net asset value basis and market price basis, was below the Performance Group and Performance Universe medians for the one-year period.The Board also noted that the fund’s yield performance, on both a net asset value basis and market price basis, was below the Performance Group and Performance Universe medians for the one-year period ended May 31, 2014. Dreyfus also provided a comparison of the fund’s calendar year total return to the return of the fund’s Lipper category average.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that, based on common assets alone, the fund’s contractual

The Fund 33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

management fee was slightly above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.The Board noted that, based on common and preferred assets together, the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians. Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also noted the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives noted that a discussion of economies of scale is predicated on increasing assets and that because the fund is a closed-end fund without daily inflows and outflows of capital, there were not at this time significant economies of scale to be realized by Dreyfus in managing the fund’s assets. Dreyfus representatives noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Subadviser are adequate and appropriate.

  While the Board noted the fund’s short period of operations, the Board was concerned about the fund’s performance and agreed to closely monitor performance.

  The Board concluded that the fees paid to Dreyfus and the Subadviser were reasonable in light of the considerations described above.

The Fund 35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of the fund and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreements.

The Fund 37

NOTES

The Fund 39

NOTES

OFFICERS AND DIRECTORS
Dreyfus Municipal Bond Infrastructure Fund, Inc.

200 Park Avenue
New York, NY 10166

Directors	Officers (continued)
Joseph S. DiMartino, Chairman	Chief Compliance Officer
J. Charles Cardona†	Joseph W. Connolly
Gordon J. Davis†
Isabel P. Dunst†	Portfolio Managers
Nathan Leventhal††	Jeffrey Burger
Robin A. Melvin	Thomas Casey
Roslyn M.Watson	Daniel Rabasco
Benaree Pratt Wiley††	Christine L.Todd

† Interested Board Member	Manager
†† Variable Rate Municipal Term Preferred Shares
Directors	The Dreyfus Corporation

Officers	Custodian
President	The Bank of New York Mellon
Bradley J. Skapyak	Counsel
Chief Legal Officer	Stroock & Stroock & Lavan LLP
John Pak
Vice President and Secretary	Transfer Agent,
Janette E. Farragher	Dividend Disbursing Agent
Vice Presidents and Assistant Secretaries	and Registrar
Kiesha Astwood	Computershare Shareowner Services LLC
James Bitetto	(Common Stock)
Joni Lacks Charatan	The Bank of New York Mellon
Joseph M. Chioffi	(VMTP Shares)
John B. Hammalian
Stock Exchange Listing
Sarah S. Kelleher
Jeff Prusnofsky	NYSE Symbol: DMB

Treasurer	Initial SEC Effective Date
James Windels
4/26/13
Assistant Treasurers
Richard Cassaro
Gavin C. Reilly
Robert S. Robol
Robert Salviolo
Robert Svagna

The fund’s net asset value per share appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading “Municipal Bond Funds” every Monday;Wall Street Journal, Mutual Funds section under the heading “Closed-End Funds” every Monday.

Notice is hereby given in accordance with Section 23(c) of the Act, that the fund may purchase shares of its common stock in the open market when it can do so at prices below the then current net asset value per share.

The Fund 41

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Bond Infrastructure Fund, Inc.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    October 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    October 23, 2014

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    October 23, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)